Held for sale - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities Held for Sale [line items]
Impairment loss	£ 12	£ 65
Penguin Random House [member]
Assets and Liabilities Held for Sale [line items]
Proportion of ownership interest in associate	25.00%
Proportion of ownership interest in subsidiary	22.00%
Pearson Institute of Higher Education [Member]
Assets and Liabilities Held for Sale [line items]
Impairment loss	£ 8